INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax on profit - current tax
Current tax expense (income) for the year	$ 2,062	$ 1,063
Current tax adjustment in respect of prior years	(26)	9
Current tax	2,036	1,072
Tax on profit - deferred tax
Deferred tax expense (income) relating to origination and reversal of temporary differences in the current year	(379)	478
Deferred tax adjustment in respect of prior years	(6)	(30)
Deferred tax	(385)	448
Tax expense related to continuing operations - current tax
Current foreign tax expense (income) and adjustments for current tax of prior periods	2,002	1,064
Current tax	2,036	1,072
Tax expense relating to continuing operations - deferred tax
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	(31)	4
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	(354)	444
Deferred tax	(385)	448
Income tax expense	1,651	1,520
Disclosure of major components of tax expense (income) [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	2,036	1,072
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	(31)	4
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	(354)	444
Deferred Tax Expense (Income) And Adjustments For Deferred Tax Of Prior Periods	(385)	448
Income tax expense	1,651	1,520
Current domestic tax expense (income) and adjustments for current tax of prior periods	34	8
Current foreign tax expense (income) and adjustments for current tax of prior periods	2,002	1,064
Current tax expense (income) for the year	2,062	1,063
Current tax adjustment in respect of prior years	(26)	9
Deferred tax expense (income) relating to origination and reversal of temporary differences in the current year	(379)	478
Deferred tax adjustment in respect of prior years	(6)	(30)
Net currency translation losses on current and deferred tax balances	$ 41	$ 52